Employees' Stock Incentive Plans(Tables)	12 Months Ended
Dec. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions
The weighted average assumptions used to estimate the fair values are as follows:

	Successor
	December 28, 2014	December 29, 2013
Exercise price	$10.00	$10.00
Risk-free interest rate	1.49%	1.41%
Expected term (in years)	5.0	5.0
Expected volatility	24.3%	24.3%
Expected forfeiture rate	5.0%	5.0%
Expected dividend yield	—%	—%

	Predecessor
	April 28, 2013	April 29, 2012
Dividend yield	3.7%	3.7%
Expected volatility	19.4%	20.9%
Expected term (years)	7.0	5.0
Risk-free interest rate	1.0%	1.0%

Stock option activity and related information
A summary of Heinz’s stock option activity and related information is as follows:

	Number of Options	Weighted Average Exercise Price (per share)	Aggregate Intrinsic Value
	(In millions, except per share data)
Predecessor
Options outstanding at April 27, 2011	10	$42.38	$414
Options granted	2	52.19	86
Options exercised	(3)	37.99	(106)
Options cancelled/forfeited and returned to the plan	—	38.38	(1)
Options outstanding at April 29, 2012	9	45.69	393
Options granted	2	55.72	86
Options exercised	(4)	42.35	(148)
Options cancelled/forfeited and returned to the plan	—	50.67	(6)
Options outstanding at April 28, 2013	7	49.76	325
Options exercised - settled in shares	—	34.60	(1)
Options exercised - settled in cash	(7)	49.82	(324)
Options outstanding at June 7, 2013	—	—	$—

Successor
Options outstanding at June 8, 2013	—	$—	$—
Options granted	14	10.00	143
Options outstanding at December 29, 2013	14	10.00	143
Options granted	9	10.00	86
Options exercised	—	—	—
Options cancelled/forfeited and returned to the plan	(4)	10.00	(36)
Options outstanding at December 28, 2014	19	—	$193

Options vested and exercisable at April 29, 2012	4	$43.90	$194
Options vested and exercisable at April 28, 2013	3	48.01	124
Options vested and exercisable at June 7, 2013	—	—	—
Options vested and exercisable at December 29, 2013	—	—	—
Options vested and exercisable at December 28, 2014	—	—	—

Unvested Stock Options
A summary of the status of Heinz’s unvested stock options is as follows:

	Number of Options	Weighted Average Grant Date Fair Value (per share)(1)
	(In millions, except per share data)
Predecessor
Unvested options at April 29, 2012	4	$5.43
Options granted	2	5.79
Options vested	(2)	5.39
Options forfeited	—	5.61
Unvested options at April 28, 2013	4	5.59
Options vested	(4)	5.59
Unvested options at June 7, 2013	—	—

Successor
Unvested options at June 8, 2013	—	$—
Options granted	14	2.43
Unvested options at December 29, 2013	14	2.43
Options granted	9	2.45
Options vested	—	—
Options forfeited	(4)	2.43
Unvested options at December 28, 2014	19	2.44

Activity Of Unvested Restricted Stock Unit And Restricted Stock Awards
A summary of the activity of unvested RSU and restricted stock awards and related information is as follows:

	Number of Units	Weighted Average Grant Date Fair Value (Per Share)
	(In millions, except per share data)
Predecessor
Unvested units and stock at April 27, 2011	1	$44.84
Units and stock granted	1	52.31
Units and stock vested	(1)	45.27
Units and stock cancelled/forfeited and returned to the plan	—	45.90
Unvested units and stock at April 29, 2012	1	47.75
Units and stock granted	1	55.88
Units and stock vested	(1)	47.33
Units and stock cancelled/forfeited and returned to the plan	—	50.01
Unvested units and stock at April 28, 2013	1	51.24
Units and stock vested - settled in shares	—	46.37
Units and stock vested - settled in cash	(1)	51.05
Units and stock converted to liability awards (RSU retention awards)	—	53.69
Units and stock cancelled/forfeited and returned to the plan	—	51.35
Unvested units and stock at June 7, 2013	—	—

Long-term Performance Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized in SG&A
The compensation cost related to LTPP awards primarily recognized in SG&A and the related tax benefit in the Predecessor periods are as follows:

	Predecessor
	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In millions)
Pre-tax compensation cost	$4	$17	$18
Tax benefit	1	6	6
After-tax compensation cost	$3	$11	$12

Stock Option and Restricted Stock Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized in SG&A
The compensation cost related to equity plans that were in place in the primarily recognized in SG&A and 2013 Merger related costs, and the related tax benefit, are as follows:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Pre-tax compensation cost	$8	$1	$26	$34	$37
Tax benefit	3	—	8	11	12
After-tax compensation cost	$5	$1	$18	$23	$25